Financial Risk Management - Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EUR [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)	5.00%	5.00%
Increase effect on profit before tax	$ 770	$ 924
Increase effect on shareholders' equity	$ 770	$ 924
Decrease exchange rate vs CHF (2016) and USD (2017)	(5.00%)	(5.00%)
Decrease effect on profit before tax	$ (770)	$ (924)
Decrease effect on shareholders' equity	$ (770)	$ (924)
GBP [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)	5.00%	5.00%
Increase effect on profit before tax	$ 110	$ 98
Increase effect on shareholders' equity	$ 110	$ 98
Decrease exchange rate vs CHF (2016) and USD (2017)	(5.00%)	(5.00%)
Decrease effect on profit before tax	$ (110)	$ (98)
Decrease effect on shareholders' equity	$ (110)	$ (98)
CHF [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)	5.00%
Increase effect on profit before tax	$ 607
Increase effect on shareholders' equity	$ 607
Decrease exchange rate vs CHF (2016) and USD (2017)	(5.00%)
Decrease effect on profit before tax	$ (607)
Decrease effect on shareholders' equity	$ (607)
USD [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)		5.00%
Increase effect on profit before tax		$ 474
Increase effect on shareholders' equity		$ 474
Decrease exchange rate vs CHF (2016) and USD (2017)		(5.00%)
Decrease effect on profit before tax		$ (474)
Decrease effect on shareholders' equity		$ (474)